Employee benefits	12 Months Ended
Sep. 30, 2021
Employee Benefits [Abstract]
Employee benefits	Employee benefits
The Company operates various post-employment plans, including defined benefit and defined contribution pension plans as well as other benefit plans for its employees.
DEFINED BENEFIT PLANS
The Company operates defined benefit pension plans primarily for the benefit of employees in the U.K., Germany and France, with smaller plans in other countries. The benefits are based on pensionable salary and years of service and are funded with assets held in separate funds.
The defined benefit plans expose the Company to interest risk, inflation risk, longevity risk, currency risk and market investment risk.
The following description focuses mainly on plans registered in the U.K., Germany and France:
U.K.
In the U.K., the Company has three defined benefit pension plans, the CMG U.K. Pension Scheme, the Logica U.K. Pension & Life Assurance Scheme and the Logica Defined Benefit Pension Plan.
The CMG U.K. Pension Scheme is closed to new members and is closed to further accrual of rights for existing members. The Logica U.K. Pension & Life Assurance Scheme is still open but only for employees who come from the civil service with protected pensions. The Logica Defined Benefit Pension Plan was created to mirror the Electricity Supply Pension Scheme and was created for employees that worked for National Grid and Welsh Water with protected benefits.
Both the Logica U.K. Pension & Life Assurance Scheme and the Logica Defined Benefit Pension Plan are employer and employee based contribution plans.
The trustees are the custodians of the defined benefit pension plans and are responsible for the plan administration, including investment strategies. The trustees review periodically the investment and the asset allocation policies. As such, the CMG U.K. Pension Scheme policy is to target an allocation up to a maximum of 70% to return-seeking assets such as equities; the Logica U.K. Pension & Life Assurance Scheme policy is to invest 15% of the scheme assets in equities and 85% in bonds; and the Logica Defined Benefit Pension Plan policy is to invest 15% of the plan assets in equities and 85% in bonds.
The U.K. Pensions Act 2004 requires that full formal actuarial valuations are carried out at least every three years to determine the contributions that the Company should pay in order for the plan to meet its statutory objective, taking into account the assets already held. In the interim years, the trustees need to obtain estimated funding updates unless the scheme has less than 100 members in total.
The new funding actuarial valuations of the three defined benefit pension plans described above are being performed as at September 30, 2021 and the results are expected to be available by the end of the 2022 calendar year. In the meantime, in line with the last funding actuarial valuations, the Company contributed an amount of $1,336,000 to the CMG U.K. Pension Scheme and $282,000 to the Logica UK Pension & Life Assurance Scheme to cover mainly administration expenses and future service in the scheme, during the year ended September 30, 2021.
In addition, during the year ended September 30, 2020, the Company followed the below recommendations from the last funding valuation:
–The actuarial valuation of the CMG U.K. Pension Scheme reported a deficit of $26,546,000. A new recovery plan was proposed, and during fiscal 2020, the Company contributed a total amount of $12,432,000 to ensure that the funding objectives of the scheme were met, and stopped the contributions on June 30, 2020 accordingly to the plan. The Company also contributed an amount of $1,279,000 to cover administration expenses; and
–The actuarial valuation of the Logica Defined Benefit Pension Plan specified that no supplementary contributions were required after November 30, 2019 in order to reach the plan funding objectives. During fiscal 2020, the Company contributed a total amount of $344,200 and then stopped the contributions.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
Germany
In Germany, the Company has numerous defined benefit pension plans which are all closed to new members. In the majority of the plans, upon retirement of employees, the benefits are in the form of a monthly pension and in a few plans, the employees receive an indemnity in the form of a lump-sum payment. About one third of the plans are bound by the former Works Council agreements. There are no mandatory funding requirements. The plans are funded by the contributions made by the Company. In some plans, insurance policies are taken out to fund retirement benefit plans. These do not qualify as plan assets and are presented as reimbursement rights, unless they are part of a reinsured support fund or are pledged to the employees.
France
In France, the retirement indemnities are provided in accordance with the Labour Code. Upon retirement, employees receive an indemnity, depending on the salary and seniority in the Company, in the form of a lump-sum payment.
The following tables present amounts for post-employment benefits plans included in the consolidated balance sheets:

As at September 30, 2021	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Defined benefit obligations	(881,008)	(94,381)	(77,006)	(82,159)	(1,134,554)
Fair value of plan assets	986,359	12,234	661	37,040	1,036,294
	105,351	(82,147)	(76,345)	(45,119)	(98,260)
Fair value of reimbursement rights	—	20,823	—	427	21,250
Net asset (liability) recognized in the balance sheet	105,351	(61,324)	(76,345)	(44,692)	(77,010)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	20,823	—	427	21,250
Retirement benefits assets	105,351	—	—	877	106,228
Retirement benefits obligations	—	(82,147)	(76,345)	(45,996)	(204,488)
	105,351	(61,324)	(76,345)	(44,692)	(77,010)

As at September 30, 2020	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Defined benefit obligations	(891,628)	(104,090)	(84,442)	(83,584)	(1,163,744)
Fair value of plan assets	977,137	12,766	692	33,829	1,024,424
	85,509	(91,324)	(83,750)	(49,755)	(139,320)
Fair value of reimbursement rights	—	22,505	—	1,528	24,033
Net asset (liability) recognized in the balance sheet	85,509	(68,819)	(83,750)	(48,227)	(115,287)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	22,505	—	1,528	24,033
Retirement benefits assets	85,509	—	—	618	86,127
Retirement benefits obligations	—	(91,324)	(83,750)	(50,373)	(225,447)
	85,509	(68,819)	(83,750)	(48,227)	(115,287)
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Defined benefit obligations	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2020	891,628	104,090	84,442	83,584	1,163,744
Current service cost	1,114	665	6,004	8,095	15,878
Interest cost	13,490	642	529	2,867	17,528
Past service cost	346	—	—	—	346
Actuarial losses (gains) due to change in financial assumptions[1]	21,722	(1,201)	(2,922)	(1,125)	16,474
Actuarial (gains) losses due to experience[1]	(9,994)	521	(3,498)	(559)	(13,530)
Plan participant contributions	92	—	—	—	92
Benefits paid from the plan	(29,936)	(1,053)	—	(3,521)	(34,510)
Benefits paid directly by employer	—	(2,954)	(2,492)	(2,242)	(7,688)
Foreign currency translation adjustment[1]	(7,454)	(6,329)	(5,057)	(4,940)	(23,780)
As at September 30, 2021	881,008	94,381	77,006	82,159	1,134,554
Defined benefit obligations of unfunded plans	—	—	77,006	40,491	117,497
Defined benefit obligations of funded plans	881,008	94,381	—	41,668	1,017,057
As at September 30, 2021	881,008	94,381	77,006	82,159	1,134,554

Defined benefit obligations	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2019	812,179	101,298	58,048	73,059	1,044,584
Current service cost	1,060	776	4,665	7,974	14,475
Interest cost	15,253	576	347	2,878	19,054
Business acquisitions (Note 26c)	—	—	1,732	—	1,732
Actuarial losses (gains) due to change in financial assumptions[1]	36,135	(1,258)	4,279	1,138	40,294
Actuarial losses due to change in demographic assumptions[1]	17,671	—	6,401	—	24,072
Actuarial (gains) losses due to experience[1]	(8,033)	(530)	4,054	(1,374)	(5,883)
Plan participant contributions	91	—	—	—	91
Benefits paid from the plan	(28,793)	(1,645)	—	(2,426)	(32,864)
Benefits paid directly by employer	—	(2,787)	(454)	(1,832)	(5,073)
Foreign currency translation adjustment[1]	46,065	7,660	5,370	4,167	63,262
As at September 30, 2020	891,628	104,090	84,442	83,584	1,163,744
Defined benefit obligations of unfunded plans	—	—	84,442	35,070	119,512
Defined benefit obligations of funded plans	891,628	104,090	—	48,514	1,044,232
As at September 30, 2020	891,628	104,090	84,442	83,584	1,163,744
[1] Amounts recognized in other comprehensive income.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Plan assets and reimbursement rights	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2020	977,137	35,271	692	35,357	1,048,457
Interest income on plan assets	14,795	216	5	1,507	16,523
Employer contributions	1,640	3,462	2,492	7,649	15,243
Return on assets excluding interest income[1]	32,252	384	7	1,836	34,479
Plan participants contributions	92	—	—	393	485
Benefits paid from the plan	(29,936)	(1,053)	—	(3,521)	(34,510)
Benefits paid directly by employer	—	(2,954)	(2,492)	(2,242)	(7,688)
Administration expenses paid from the plan	(1,400)	—	—	(8)	(1,408)
Foreign currency translation adjustment[1]	(8,221)	(2,269)	(43)	(3,504)	(14,037)
As at September 30, 2021	986,359	33,057	661	37,467	1,057,544
Plan assets	986,359	12,234	661	37,040	1,036,294
Reimbursement rights	—	20,823	—	427	21,250
As at September 30, 2021	986,359	33,057	661	37,467	1,057,544

Plan assets and reimbursement rights	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2019	908,406	35,163	—	28,305	971,874
Interest income on plan assets	17,255	204	3	964	18,426
Business acquisitions (Note 26c)	—	—	664	—	664
Employer contributions	14,398	2,430	454	6,874	24,156
Return on assets excluding interest income[1]	15,976	46	—	(396)	15,626
Plan participants contributions	91	—	—	—	91
Benefits paid from the plan	(28,793)	(1,645)	—	(2,426)	(32,864)
Benefits paid directly by employer	—	(2,787)	(454)	(1,831)	(5,072)
Administration expenses paid from the plan	(1,189)	—	—	(58)	(1,247)
Foreign currency translation adjustment[1]	50,993	1,860	25	3,925	56,803
As at September 30, 2020	977,137	35,271	692	35,357	1,048,457
Plan assets	977,137	12,766	692	33,829	1,024,424
Reimbursement rights	—	22,505	—	1,528	24,033
As at September 30, 2020	977,137	35,271	692	35,357	1,048,457
[1] Amounts recognized in other comprehensive income.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
The plan assets at the end of the years consist of:

As at September 30, 2021	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Quoted equities	426,066	—	—	—	426,066
Quoted bonds	109,787	—	—	—	109,787
Cash	36,974	—	—	64	37,038
Other[1]	413,532	12,234	661	36,976	463,403
	986,359	12,234	661	37,040	1,036,294

As at September 30, 2020	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Quoted equities	472,318	—	—	—	472,318
Quoted bonds	93,003	—	—	—	93,003
Cash	52,230	—	—	88	52,318
Other[1]	359,586	12,766	692	33,741	406,785
	977,137	12,766	692	33,829	1,024,424
[1]    Other is mainly composed of various insurance policies and quoted investment funds to cover some of the defined benefit obligations.

Plan assets do not include any shares of the Company, property occupied by the Company or any other assets used by the Company.
The following table summarizes the expense[1] recognized in the consolidated statements of earnings:

	Year ended September 30
	2021	2020
	$	$
Current service cost	15,878	14,475
Past service cost	346	—
Net interest on net defined benefit obligations or assets	1,005	629
Administration expenses	1,408	1,247
	18,637	16,351
[1]The expense was presented as costs of services, selling and administrative for an amount of $16,224,000 and as net finance costs for an amount of $2,413,000 (Note 25) ($14,475,000 and $1,876,000, respectively for the year ended September 30, 2020).
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
Actuarial assumptions
The following are the principal actuarial assumptions (expressed as weighted averages). The assumed discount rates, future salary and pension increases, inflation rates and mortality all have a significant effect on the accounting valuation.

As at September 30, 2021	U.K	Germany	France	Other
	%	%	%	%
Discount rate	2.03	0.88	0.90	3.30
Future salary increases	3.45	2.50	3.75	1.34
Future pension increases	3.38	1.80	—	0.07
Inflation rate	3.45	2.00	1.50	2.83

As at September 30, 2020	U.K.	Germany	France	Other
	%	%	%	%
Discount rate	1.53	0.65	0.65	3.11
Future salary increases	2.84	2.50	3.79	1.51
Future pension increases	2.82	1.50	—	0.08
Inflation rate	2.84	2.00	1.50	2.51
The average longevity over 65 of a member presently at age 45 and 65 are as follows:

As at September 30, 2021	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	21.9	21.0
Females	23.8	24.0
Longevity at age 45 for current members
Males	23.3	23.0
Females	25.4	26.0

As at September 30, 2020	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	21.8	20.0
Females	23.7	23.0
Longevity at age 45 for current members
Males	23.2	24.0
Females	25.3	26.0
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
Actuarial assumptions (continued)
Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country. Mortality assumptions for the most significant countries are based on the following post-retirement mortality tables for the year ended September 30, 2021: (1) U.K.: 100% S2PxA (year of birth) plus CMI_2018 projections with 1.25% p.a. minimum long term improvement rate, (2) Germany: Heubeck RT2018G and (3) France: INSEE TVTD 2014-2016.
The following tables show the sensitivity of the defined benefit obligations to changes in the principal actuarial assumptions:

As at September 30, 2021	U.K.	Germany	France
	$	$	$
Increase of 0.25% in the discount rate	(36,571)	(2,986)	(2,716)
Decrease of 0.25% in the discount rate	38,221	3,144	2,851
Salary increase of 0.25%	480	35	2,870
Salary decrease of 0.25%	(471)	(34)	(2,746)
Pension increase of 0.25%	25,254	1,440	—
Pension decrease of 0.25%	(24,480)	(1,381)	—
Increase of 0.25% in inflation rate	36,172	1,440	2,870
Decrease of 0.25% in inflation rate	(34,478)	(1,381)	(2,746)
Increase of one year in life expectancy	27,907	3,131	555
Decrease of one year in life expectancy	(27,556)	(2,761)	(585)

As at September 30, 2020	U.K.	Germany	France
	$	$	$
Increase of 0.25% in the discount rate	(36,622)	(3,445)	(2,936)
Decrease of 0.25% in the discount rate	38,192	3,632	3,079
Salary increase of 0.25%	441	36	3,091
Salary decrease of 0.25%	(437)	(36)	(2,962)
Pension increase of 0.25%	18,528	1,598	—
Pension decrease of 0.25%	(18,132)	(1,531)	—
Increase of 0.25% in inflation rate	29,148	1,598	3,091
Decrease of 0.25% in inflation rate	(28,207)	(1,531)	(2,962)
Increase of one year in life expectancy	27,126	3,615	558
Decrease of one year in life expectancy	(26,843)	(3,040)	(592)
The sensitivity analysis above has been based on a method that extrapolates the impact on the defined benefit obligations as a result of reasonable changes in key assumptions occurring at the end of the year.
The weighted average duration of the defined benefit obligations are as follows:

	Year ended September 30
	2021	2020
	(in years)
U.K.	18	18
Germany	13	14
France	15	14
Other	12	12
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
The Company expects to contribute $8,534,000 to defined benefit plans during the next year, of which $1,673,000 relates to the U.K. plans, and $6,861,000 relates to the other plans. The contributions will include new benefit accruals.
DEFINED CONTRIBUTION PLANS
The Company also operates defined contribution pension plans. In some countries, contributions are made into the state pension plans. The pension cost for defined contribution plans amounted to $224,010,000 in 2021 ($228,998,000 in 2020).
In addition, in Sweden, the Company contributes to a multi-employer plan, Alecta SE (Alecta) pension plan, which is a defined benefit pension plan. This pension plan is classified as a defined contribution plan as sufficient information is not available to use defined benefit accounting. Alecta lacks the possibility of establishing an exact distribution of assets and provisions to the respective employers. The Company’s proportion of the total contributions to the plan is 0.65% and the Company’s proportion of the total number of active members in the plan is 0.49%.
Alecta uses a collective funding ratio to determine the surplus or deficit in the pension plan. Any surplus or deficit in the plan will affect the amount of future contributions payable. The collective funding is the difference between Alecta’s assets and the commitments to the policy holders and insured individuals. The collective solvency is normally allowed to vary between 125% and 175%. As at September 30, 2021, Alecta collective funding ratio was 169% (144% in 2020). The plan expense was $31,807,000 in 2021 ($30,269,000 in 2020). The Company expects to contribute $26,825,000 to the plan during the next year.
OTHER BENEFIT PLANS
As at September 30, 2021, the deferred compensation liability totaled $91,943,000 ($82,221,000 as at September 30, 2020) (Note 15) and the deferred compensation assets totaled $81,633,000 ($73,156,000 as at September 30, 2020) (Note 11). The deferred compensation liability is mainly related to plans covering some of its U.S. and German management. Some of the plans include assets that will be used to fund the liabilities.
For the deferred compensation plan in the U.S., a trust was established so that the plan assets could be segregated; however, the assets are subject to the Company’s general creditors in the case of bankruptcy. The assets composed of investments vary with employees’ contributions and changes in the value of the investments. The change in liabilities associated with the plan is equal to the change of the assets. The assets in the trust and the associated liabilities totaled $81,245,000 as at September 30, 2021 ($72,743,000 as at September 30, 2020).